Investment Objectives and Goals - iShares Enhanced Large Cap Core Active ETF	Oct. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES ENHANCED LARGE CAP CORE ACTIVE ETF Ticker: ENHU Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Enhanced Large Cap Core Active ETF (the “Fund”) seeks to outperform the Russell 1000® Index (the “Russell 1000 Index”).